Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,299,331.12
Previously Paid Amount	0
Total Fee Amount	455.64
Total Offset Amount	0
Net Fee	$ 455.64